Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
Reconciliation of Financial Statements to Form 5500 [Abstract]
Reconciliation of Financial Statements to Form 5500
Note 7 - Reconciliation of Financial Statements to Form 5500:

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024

Net assets available for benefits per the financial statements	$334,422,145	$284,794,714
Common collective trust fund market adjustment	(156,149)	(305,528)
Net assets available for benefits per the Form 5500	$334,265,996	$284,489,186

The following is a reconciliation of the net change in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

Net additions in net assets available for benefits per the financial statements	$49,627,431
Common collective trust fund market adjustment	149,379
Net additions in net assets available for benefits per the Form 5500	$49,776,810